(14) INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Intangible Assets
INTANGIBLE ASSETS

		Concession right
	Goodwill	Acquired in business combinations	Distribution infrastructure - operational	Distribution infrastructure - in progress	Public utilities	Other intangible assets	Total
As of December 31, 2015	6,115	4,355,546	4,249,182	499,627	28,743	71,125	9,210,338
Historical cost	6,152	7,441,902	10,348,857	499,627	35,840	192,626	18,525,004
Accumulated Amortization	(37)	(3,086,356)	(6,099,675)	-	(7,097)	(121,500)	(9,314,665)

Additions	-	-	-	1,213,924	-	10,507	1,224,431
Amortization	-	(255,110)	(498,891)	-	(1,419)	(12,438)	(767,858)
Transfer - intangible assets	-	-	610,032	(610,032)	-	-	-
Transfer - financial asset	-	-	9,452	(664,908)	-	-	(655,456)
Disposal and transfer - other assets	-	(7,283)	(48,346)	-	-	(7,410)	(63,040)
Business combination	-	413,796	1,229,074	227,398	-	-	1,870,268
Impairment losses	-	(40,433)	-	-	-	(2,637)	(43,070)

As of December 31, 2016	6,115	4,466,516	5,550,502	660,008	27,324	59,147	10,775,613
Historical cost	6,152	7,602,941	11,987,109	666,008	35,840	183,138	20,481,188
Accumulated Amortization	(37)	(3,136,425)	(6,436,607)	-	(8,516)	(123,990)	(9,705,575)

Additions	-	-	-	1,898,434	-	9,344	1,907,778
Amortization	-	(286,215)	(639,292)	-	(1,419)	(9,390)	(936,318)
Transfer - intangible assets	-	-	814,643	(814,643)	-	-	-
Transfer - financial asset	-	-	131	(972,385)	-	-	(972,254)
Disposal and transfer - other assets	-	(16,244)	(91,214)	48,061	-	1,723	(57,674)
Corporate restructuring - note 14.4.1	-	(26,766)	(73,215)	-	-	-	(99,981)
Impairment losses	-	(5,129)	-	-	-	(47)	(5,176)
Business combination	-	(15,057)	(7,108)	-	-	-	(22,165)

As of December 31, 2017	6,115	4,117,105	5,554,447	825,476	25,904	60,777	10,589,824
Historical cost	6,152	7,558,645	11,442,528	825,476	35,840	174,407	20,043,048
Accumulated Amortization	(37)	(3,441,540)	(5,888,080)	-	(9,936)	(113,630)	(9,453,223)

Additions	-	-	-	-	-	18,670	18,670
Amortization	-	(286,858)	(703,511)	-	(1,419)	(8,989)	(1,000,777)
Transfer - intangible assets	-	-	723,813	-	-	-	723,813
Transfer - financial asset	-	-	52,803	-	-	-	52,803
Disposal and transfer - other assets	-	(63,187)	(43,419)	-	-	5,504	(101,102)
IFRS 15 adoption (note 3)	-	-	-	(825,476)	-	-	(825,476)
Others	-	5,130	-	-	-	47	5,177

As of December 31, 2018	6,115	3,772,188	5,584,136	-	24,485	76,009	9,462,935
Historical cost	6,152	7,495,458	11,909,149	-	35,840	217,542	19,664,141
Accumulated Amortization	(37)	(3,723,270)	(6,325,012)	-	(11,355)	(141,532)	(10,201,206)

The amortization of intangible assets is recognized as follows: (i) “depreciation and amortization” for amortization of distribution infrastructure intangible assets, use of public asset and other intangible assets; and (ii) “amortization of concession intangible asset” for amortization of the intangible asset acquired in business combination (note 27).

In conformity with IAS 23, the interest on borrowings taken by subsidiaries for construction financing is capitalized during the construction stage for qualifying assets. In the consolidated, for of the year of 2018, R$ 18,015 were capitalized at a rate of 7.99% p.a.. In 2017, R$ 20,726 were capitalized in Intangible Asset in progress, at a rate of 8.17% p.a..

14.1.1 Intangible asset acquired in business combinations

The breakdown of the intangible asset related to the right to operate the concessions acquired in business combinations is as follows:

	Dec 31, 2018			Dec 31, 2017	Annual amortization rate
	Historical cost	Accumulated amortization	Net value	Net value	2018	2017	2016
Intangible asset - acquired in business combinations
Intangible asset acquired, not merged
Parent company
CPFL Paulista	304,861	(216,988)	87,873	97,858	3.28%	3.28%	3.28%
CPFL Piratininga	39,065	(26,335)	12,730	14,025	3.32%	3.31%	3.31%
RGE	-	-	-	1,752	-	4.70%	4.24%
RGE Sul (RGE)	3,768	(2,193)	1,575	-	4.70%	-	-
CPFL Geração	54,555	(37,333)	17,221	19,067	3.38%	3.38%	3.38%
CPFL Jaguari Geração	7,896	(4,121)	3,775	4,044	3.41%	3.41%	3.41%
CPFL Renováveis	3,653,906	(1,051,284)	2,602,622	2,818,331	5.90%	4.16%	5.39%
Subtotal	4,064,051	(1,338,255)	2,725,797	2,955,077

Intangible asset acquired and merged
RGE	-	-	-	234,297	-	2.11%	2.11%
RGE Sul (RGE)	1,433,007	(971,212)	461,795	279,553	3.63%	9.09%	9.09%
CPFL Geração	426,450	(333,430)	93,020	102,987	2.34%	2.34%	2.34%
Subtotal	1,859,457	(1,304,642)	554,816	616,837

Intangible asset acquired and merged – Reassessed
CPFL Paulista	1,074,026	(786,870)	287,156	319,360	3.00%	3.00%	3.00%
CPFL Piratininga	115,762	(78,039)	37,723	41,560	3.31%	3.31%	3.31%
RGE	-	-	-	125,785	-	4.09%	4.09%
CPFL Jaguari Geração	15,275	(8,837)	6,438	6,898	3.01%	3.01%	3.01%
RGE Sul (RGE)	366,887	(206,630)	160,256	51,588	4.67%	9.09%	-
Subtotal	1,571,949	(1,080,375)	491,574	545,191

Total	7,495,458	(3,723,270)	3,772,187	4,117,105

The intangible asset acquired in business combinations is associated to the right to operate the concessions and comprises:

- Intangible asset acquired, not merged

Refers basically to the intangible asset from acquisition of the shares held by noncontrolling interests prior to adoption of IFRS 3.

- Intangible asset acquired and merged

Refers to the intangible asset from the acquisition of subsidiaries that were merged into the respective equity, without application of CVM Instructions No. 319/99 and No. 349/01, that is, without segregation of the amount of the tax benefit.

- Intangible asset acquired and merged – Reassessed

In order to comply with ANEEL requirements and avoid the amortization of the intangible asset resulting from the merger of parent company causing a negative impact on dividends paid to noncontrolling interests, the subsidiaries applied the concepts of CVM Instructions No. 319/99 and No. 349/01 to the intangible asset. A reserve was therefore recognized to adjust the intangible, against a special intangible reserve on the merger of equity in each subsidiary, so that the effect of the transaction on the equity reflects the tax benefit of the merged intangible asset. These changes affected the Company's investment in subsidiaries, and in order to adjust this, a non-deductible intangible asset was recognized for tax purposes.

14.2 Impairment testing

For all the reporting years the Company assesses whether there are indicators of impairment of its assets that would require an impairment test. The assessment was based on external and internal information sources, taking into account fluctuations in interest rates, changes in market conditions and other factors.

In 2017, the subsidiary CPFL Renováveis recognized a loss of R$ 5,176 (R$ 40,433 in 2016), relating to intangible assets acquired in the business combination of the Pedra Cheirosa I and Bio Formosa projects. For 2018, based on the mentioned assessment of any indicators, it was not necessary to set up a provision for impairment.

The provision for impairment were based on the assessment of the cash-generating units comprising intangible assets of those subsidiaries which, separately, are not featured as an operating segment (note 29). Additionally, during 2018 and 2017 the Company did not change the form of aggregation of the assets for identification of these cash-generating units.

Fair value was measured by using the cost approach, a valuation technique that reflects the amount that would be required at present to replace the service capacity of an asset (normally referred to as the cost of substitution or replacement). A provision for impairment of assets was recognized owing to the unfavorable scenario for the business of these subsidiaries and it was calculated based on their fair values, net of selling expenses.

14.3 Contract asset - in progress

Accordingly with IFRS 15, concession infrastructure assets of the distribution companies during the construction period, previously recorded as intangible in progress, are now classified as contract assets (note 3).

Contract asset - in progress
At December 31, 2017	-

Adoption of IFRS 15 (note 3)	825,476
Additions	1,787,588
Transfer - intangible assets	(723,813)
Transfer - financial assets	(836,516)
Disposal and transfer - other assets	(6,303)

At December 31, 2018	1,046,433

Noncurrent	1,046,433

14.4 Corporate restructurings on 2017

14.4.1 Merger of CPFL Jaguariúna

At the Extraordinary General Meeting “EGM” held on December 15, 2017, approval was given for the merger of CPFL Jaguariúna into RGE Sul. Accordingly, the merged company was wound up and RGE Sul became the successor to its assets, rights and obligations.

At the time of the merger, the concepts of CVM Instructions No. 319/99 and No. 349/01 were applied, which resulted in the recognition on the consolidated financial statements of an intangible asset rectifying account, generating a tax credit of R$ 99,981 (note 9).

14.4.2 Grouping of subsidiaries Companhia Luz e Força Santa Cruz, Companhia Leste Paulista de Energia, Companhia Jaguari de Energia, Companhia Sul Paulista de Energia and Companhia Luz and Força de Mococa

On November 21, 2017, ANEEL through Resolution No. 6,723/2017 authorized the grouping of the power distribution companies Companhia Luz e Força Santa Cruz, Companhia Leste Paulista de Energia, Companhia Sul Paulista de Energia, Companhia Luz e Força de Mococa and Companhia Jaguari de Energia, pursuant to Normative Resolution No. 716/2016 of May 3, 2016. Effective as of January 1, 2018, the operations of these subsidiaries are controlled only by Companhia Jaguari de Energia, which adopted the trade name “CPFL Santa Cruz”. This operation was approved by the EGM held on December 31, 2017 at the grouped companies. This grouping caused no effect in the consolidated financial statements".

14.5 Corporate restructurings on 2018

14.5.1 Merger of RGE and RGE Sul

On December 4, 2018, through Authorizing Resolution No. 7,499/2018 ANEEL authorized the merger of the electric energy distribution companies RGE and RGE Sul, in accordance with Normative Resolution No. 716/2016 of May 3, 2016. Since January 1, 2019 the operations of these subsidiaries are carried out only by RGE Sul, which adopted the trade name “RGE”. This operation was approved at the Extraordinary General Meeting (“EGM”) held on December 31, 2018.